UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

July 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 78.5%

Security	Principal Amount		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,111,535

Total Albania			$4,111,535

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,044,357

Total Bermuda			$1,044,357

Bosnia and Herzegovina — 0.1%
Republic of Srpska, 1.50%, 6/30/23	BAM	128,652	$39,254
Republic of Srpska, 1.50%, 10/30/23	BAM	148,820	43,306
Republic of Srpska, 1.50%, 5/31/25	BAM	3,470,423	903,875

Total Bosnia and Herzegovina			$986,435

Brazil — 5.7%
Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	11,193,000	$4,485,781
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	3,252,433	1,713,079
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	11,771,708
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	10,785,974
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,119,376
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	394,081
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	6,032,586

Total Brazil			$43,302,585

Chile — 0.4%
Government of Chile, 2.10%, 9/1/15(2)	CLP	90,316,616	$184,327
Government of Chile, 3.00%, 1/1/15(2)	CLP	654,795,640	1,370,368
Government of Chile, 6.00%, 3/1/18	CLP	300,000,000	648,644
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,013,714

Total Chile			$3,217,053

Colombia — 4.3%
Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$6,583,683
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	7,047,562
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	13,819,434
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	2,500,000,000	1,486,524
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	3,844,122

Total Colombia			$32,781,325

Congo — 0.1%
Republic of Congo, 3.00%, 6/30/29(3)	USD	704,900	$562,158

Total Congo			$562,158

Costa Rica — 0.0%(4)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	56,046,647	$87,898
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,296,503	11,887

Total Costa Rica			$99,785

Cyprus — 0.2%
Republic of Cyprus, 3.75%, 6/3/13	EUR	1,110,000	$1,138,689
Republic of Cyprus, 4.625%, 2/3/20	EUR	600,000	413,266

Total Cyprus			$1,551,955

Security	Principal Amount		Value
Dominican Republic — 0.7%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$1,053,921
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	107,000,000	2,747,096
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	67,800,000	1,830,680

Total Dominican Republic			$5,631,697

Georgia — 0.4%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,994,000	$1,214,168
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850,000	528,525
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	230,515
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	403,000	264,020
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	343,669
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	312,125

Total Georgia			$2,893,022

Germany — 0.8%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	3,150,000	$5,760,587

Total Germany			$5,760,587

Greece — 0.0%(4)
Hellenic Republic Government Bond (GDP-Linked), 0.00% to 2015, 10/15/42(6)	EUR	70,900	$313

Total Greece			$313

Hungary — 5.8%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$9,067,097
Hungary Government Bond, 5.50%, 2/12/16	HUF	367,700,000	1,528,000
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	760,125
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,432,886
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,421,932
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	6,647,688
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	4,789,257
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	1,853,181
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	3,498,505
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	2,949,935
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	2,027,807
National Bank of Hungary, 8.875%, 11/1/13	USD	710,000	733,764
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,517,106
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	415,487
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539,000	1,888,094

Total Hungary			$43,530,864

Indonesia — 9.6%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000,000	$3,588,548
Indonesia Government Bond, 7.375%, 9/15/16	IDR	74,748,000,000	8,533,094
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000,000	587,721
Indonesia Government Bond, 8.25%, 6/15/32	IDR	14,576,000,000	1,848,372
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000,000	1,795,087
Indonesia Government Bond, 9.00%, 9/15/13	IDR	26,300,000,000	2,896,090
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000,000	1,623,978
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000,000	3,941,116
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000,000	4,766,360
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000,000	16,731,384
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000,000	813,281
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000,000	1,294,093
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000,000	3,117,127

Security	Principal Amount		Value
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000,000	$1,225,445
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000,000	3,242,564
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000,000	4,672,051
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000,000	1,681,352
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000,000	2,069,647
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000,000	2,484,106
Indonesia Government Bond, 11.25%, 5/15/14	IDR	16,743,000,000	1,956,318
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000,000	3,572,111

Total Indonesia			$72,439,845

Macedonia — 0.1%
Republic of Macedonia, 4.625%, 12/8/15	EUR	310,000	$359,492

Total Macedonia			$359,492

Malaysia — 4.4%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125,000	$1,303,341
Malaysia Government Bond, 3.741%, 2/27/15	MYR	24,076,000	7,825,681
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003,000	2,300,291
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786,000	3,578,050
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063,000	8,835,153
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775,000	5,297,088
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750,000	1,280,696
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047,000	1,410,655
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480,000	1,224,515

Total Malaysia			$33,055,470

Mexico — 4.6%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,713,134
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,697,988
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	811,781
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	4,870,432
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,889,660
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	612,968
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,731,346
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,440,162
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,923,646
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	6,788,790
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	6,154,506

Total Mexico			$34,634,413

New Zealand — 1.2%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570,000	$1,410,677
New Zealand Government Bond, 5.50%, 4/15/23	NZD	630,000	599,900
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570,000	1,463,865
New Zealand Government Bond, 6.00%, 5/15/21	NZD	5,753,000	5,592,206

Total New Zealand			$9,066,648

Peru — 2.6%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$1,078,094
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,229,765
Republic of Peru, 6.90%, 8/12/37(3)	PEN	4,730,000	2,154,365
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	903,046
Republic of Peru, 7.84%, 8/12/20	PEN	1,782,000	821,647
Republic of Peru, 7.84%, 8/12/20(3)	PEN	15,334,000	7,070,224
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,873,975
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,427,452
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	776,451

Total Peru			$19,335,019

Security	Principal Amount		Value
Philippines — 1.0%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000,000	$3,598,603
Republic of the Philippines, 6.25%, 1/14/36	PHP	150,000,000	4,091,542

Total Philippines			$7,690,145

Poland — 0.5%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,110,969
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,730,743
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	919,832

Total Poland			$3,761,544

Romania — 0.3%
Romania Government Bond, 6.75%, 2/7/22(1)	USD	1,790,000	$1,899,637

Total Romania			$1,899,637

Russia — 7.8%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000,000	$20,988,269
Russia Foreign Bond, 7.85%, 3/10/18(3)	RUB	250,000,000	8,328,679
Russia Government Bond, 7.00%, 6/3/15	RUB	240,063,000	7,431,426
Russia Government Bond, 7.10%, 3/13/14	RUB	449,000,000	14,087,534
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,113,495
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,212,181
Russia Government Bond, 7.60%, 4/14/21	RUB	88,535,000	2,715,980

Total Russia			$58,877,564

Serbia — 3.6%
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,405,885
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,155,167
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,021,173
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	2,262,151
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	5,102,411
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000,000	1,775,123
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400,000	5,854,473
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	658,584
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880,000	201,349
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590,000	1,034,729

Total Serbia			$27,471,045

South Africa — 6.0%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	$6,310,833
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,557,457
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,181,791
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	4,083,871
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	4,308,374
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,584,678
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	3,926,472
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,685,951
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	11,996,802

Total South Africa			$45,636,229

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,140,000	$1,156,288
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	992,750
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	390,000	407,550
Sri Lanka Government Bond, 6.85%, 10/15/12	LKR	44,271,000	332,561
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	170,340,000	1,269,896

Total Sri Lanka			$4,159,045

Security	Principal Amount		Value
Thailand — 3.6%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,809,312
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,060,913
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	1,476,488
Kingdom of Thailand, 4.25%, 3/13/13	THB	124,861,000	3,997,080
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,143,094
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,073,513
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,077,216
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,691,832

Total Thailand			$27,329,448

Turkey — 12.2%
Turkey Government Bond, 0.00%, 8/8/12	TRY	2,846,000	$1,586,250
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	13,153,434
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,911,464	6,559,584
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	8,743,391
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,943,756
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255,000	7,721,037
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,090,000	1,282,866
Turkey Government Bond, 10.00%, 1/9/13	TRY	6,225,000	3,507,274
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,558,934
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800,000	13,982,840
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,851,724
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,541,122
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,009,066
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	804,736

Total Turkey			$92,246,014

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	7,500,000	$337,138
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	5,900,000	251,261
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	1,936,949	87,047
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	17,888,366	964,967

Total Uruguay			$1,640,413

Venezuela — 1.1%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	6,137,000	$4,124,064
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	1,368,100	1,077,379
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	3,537,000	3,267,303

Total Venezuela			$8,468,746

Total Foreign Government Bonds (identified cost $610,372,334)			$593,544,388

Common Stocks — 0.3%

Security	Shares		Value
Germany — 0.2%
Deutsche EuroShop AG		13,001	$476,739
Deutsche Wohnen AG		31,034	516,902
GSW Immobilien AG		14,089	518,211

Total Germany			$1,511,852

Security	Shares	Value
Luxembourg — 0.1%
GAGFAH SA(7)	52,927	$542,015

Total Luxembourg		$542,015

Total Common Stocks (identified cost $1,885,752)		$2,053,867

Precious Metals — 0.9%

Description	Troy Ounces	Value
Platinum(7)	4,784	$6,772,854

Total Precious Metals (identified cost $8,395,923)		$6,772,854

Currency Call Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	186,766	INR	52.00	5/6/13	$ 13,252
Indian Rupee	Barclays Bank PLC	INR	205,061	INR	52.00	5/6/13	14,550
Indian Rupee	Barclays Bank PLC	INR	204,774	INR	52.00	5/6/13	14,529
Indian Rupee	Citibank NA	INR	187,000	INR	55.00	7/1/13	53,096
Indian Rupee	Citibank NA	INR	154,000	INR	55.00	7/1/13	43,726
Indian Rupee	Deutsche Bank	INR	161,200	INR	51.00	5/8/13	6,959
Indian Rupee	Goldman Sachs International	INR	187,000	INR	51.00	5/8/13	8,073
Indian Rupee	HSBC Bank USA	INR	190,800	INR	53.00	7/3/13	26,334
Indian Rupee	JPMorgan Chase Bank	INR	159,000	INR	53.00	7/3/13	21,945
Indian Rupee	Standard Chartered Bank	INR	165,900	INR	52.00	5/6/13	11,771
Indian Rupee	Standard Chartered Bank	INR	106,000	INR	53.00	7/3/13	14,630

Total Currency Call Options Purchased (identified cost $411,517)							$ 228,865

Currency Put Options Purchased — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	1,120	AUD	1.00	8/8/12	$118
Australian Dollar	Citibank NA	AUD	1,120	AUD	1.00	8/8/12	118
Australian Dollar	Deutsche Bank	AUD	3,540	AUD	1.00	8/8/12	372
Australian Dollar	Goldman Sachs International	AUD	4,950	AUD	1.00	8/8/12	520
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	21,665	CNH	6.50	5/20/13	22,531
Yuan Offshore Renminbi	Citibank NA	CNH	20,488	CNH	6.50	5/20/13	21,307
Yuan Offshore Renminbi	HSBC Bank USA	CNH	23,153	CNH	6.50	5/20/13	24,078
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	19,403	CNH	6.50	5/20/13	20,178

Total Currency Put Options Purchased (identified cost $358,048)							$89,222

Put Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
KOSPI 200 Index	Credit Suisse International	KRW	14,300	KRW	200	10/11/12	$4,894
KOSPI 200 Index	Deutsche Bank	KRW	14,350	KRW	200	10/11/12	4,910

Total Put Options Purchased (identified cost $330,001)							$9,804

Short-Term Investments — 18.6%

Foreign Government Securities — 7.2%

Security	Principal Amount (000’s omitted)		Value
Croatia — 0.5%
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	380	$462,932
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	173	210,588
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	422	513,276
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	410	495,368
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	225	271,965
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	180	217,394
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	389	468,651
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	463	556,526
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	389	466,777
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	320	385,296

Total Croatia			$4,048,773

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	253	$152,274
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	570	326,413

Total Georgia			$478,687

Nigeria — 2.8%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	143,000	$825,147
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	820,274	4,705,833
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	2,163,500	12,229,831
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	175,600	992,406
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	87,800	494,675
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	139,000	780,880
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	82,600	458,680
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	128,000	706,284

Total Nigeria			$21,193,736

Serbia — 1.8%
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	26,350	$258,685
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	609,300	5,924,295
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	10,470	99,497
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	117,950	1,101,627
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	19,800	183,320
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	630,700	5,802,882

Total Serbia			$13,370,306

Security	Principal Amount (000’s omitted)		Value
South Korea — 0.5%
Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	1,476,100	$1,304,963
Korea Monetary Stabilization Bond, 0.00%, 9/4/12	KRW	531,350	468,749
Korea Monetary Stabilization Bond, 0.00%, 9/18/12	KRW	655,720	577,874
Korea Monetary Stabilization Bond, 0.00%, 10/2/12	KRW	990,060	871,311
Korea Monetary Stabilization Bond, 3.28%, 10/2/12	KRW	669,300	592,289
Korea Monetary Stabilization Bond, 3.64%, 8/9/12	KRW	533,000	471,476

Total South Korea			$4,286,662

Sri Lanka — 0.7%
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	22,030	$167,042
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	231,330	1,725,261
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	128,970	959,771
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	51,560	381,151
Sri Lanka Treasury Bill, 0.00%, 12/21/12	LKR	214,130	1,551,196
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	23,440	167,083
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	18,920	133,269

Total Sri Lanka			$5,084,773

Uruguay — 0.8%
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	2,505	$117,130
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	49,091	2,286,493
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	7,400	341,780
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	14,411	659,369
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	3,770	167,960
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	16,193	747,909
Monetary Regulation Bill, 0.00%, 4/26/13	UYU	5,347	246,352
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	10,642	489,143
Monetary Regulation Bill, 0.00%, 7/5/13	UYU	18,227	835,761

Total Uruguay			$5,891,897

Total Foreign Government Securities (identified cost $57,135,081)			$54,354,834

U.S. Treasury Obligations — 2.4%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/11/12(8)		$3,000	$2,999,496
U.S. Treasury Bill, 0.00%, 11/15/12(8)		14,904	14,899,171

Total U.S. Treasury Obligations (identified cost $17,897,605)			$17,898,667

Repurchase Agreements — 3.8%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/5/12 with a maturity date of 8/9/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 939,372, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,189,932.	EUR	939	$1,155,853

Description	Principal Amount (000’s omitted)		Value
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of EUR 798,992, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $986,123.	EUR	800	$984,012
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 1,086,938, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,343,247.	EUR	1,088	1,338,521
Dated 7/24/12 with a maturity date of 9/26/12, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 1,152,658, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,430,770.	EUR	1,154	1,419,820
Dated 7/31/12 with a maturity date of 9/4/12, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 6,253,375, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $7,687,614.	EUR	6,254	7,694,766
Barclays Bank PLC:
Dated 6/25/12 with a maturity date of 8/28/12, an interest rate of 0.15% and repurchase proceeds of EUR 2,497,072, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,297,778.	EUR	2,496	3,071,616
Citibank NA:
Dated 7/20/12 with a maturity date of 8/27/12, an interest rate of 0.04% payable by the Portfolio and repurchase proceeds of EUR 5,577,895, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $6,832,700.	EUR	5,578	6,863,293
Nomura International PLC:
Dated 7/25/12 with a maturity date of 8/29/12, an interest rate of 0.07% payable by the Portfolio and repurchase proceeds of EUR 1,512,979, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,864,294.	EUR	1,513	1,861,678
Dated 7/25/12 with a maturity date of 8/29/12, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 3,542,350, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,429,930.	EUR	3,542	4,358,688

Total Repurchase Agreements (identified cost $28,577,730)			$28,748,247

Other — 5.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)		$39,260	$39,259,994

Total Other (identified cost $39,259,994)			$39,259,994

Total Short-Term Investments (identified cost $142,870,410)			$140,261,742

Total Investments — 98.3% (identified cost $764,623,985)			$742,960,742

Currency Put Options Written — 0.0%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank NA	INR	110,500	INR	65.00	7/1/13	$(32,622)
Indian Rupee	Citibank NA	INR	91,000	INR	65.00	7/1/13	(26,866)
Indian Rupee	HSBC Bank USA	INR	115,200	INR	64.00	7/3/13	(39,621)
Indian Rupee	JPMorgan Chase Bank	INR	96,000	INR	64.00	7/3/13	(33,018)
Indian Rupee	Standard Chartered Bank	INR	64,000	INR	64.00	7/3/13	(22,012)

Total Currency Put Options Written (premiums received $197,404)							$(154,139)

Other Assets, Less Liabilities — 1.7%							$12,861,906

Net Assets — 100.0%							$755,668,509

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BAM	-	Bosnia - Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNH	-	Yuan Offshore Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $28,213,316 or 3.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)	Variable rate security.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $19,595.

Securities Sold Short — (4.6)%

Foreign Government Bonds — (3.8)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.2)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,861,361)

Total Germany			$(1,861,361)

Belgium — (0.6)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,307,286)

Total Belgium			$(4,307,286)

France — (2.5)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(7,620,098)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,160,805)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(9,871,503)

Total France			$(18,652,406)

Supranational — (0.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700,000)	$(969,101)
European Investment Bank, 4.25%, 4/15/19	EUR	(980,000)	(1,415,607)
European Investment Bank, 4.625%, 4/15/20	EUR	(900,000)	(1,328,093)

Total Supranational			$(3,712,801)

Total Foreign Government Bonds (proceeds $28,961,644)			$(28,533,854)

Common Stocks — (0.8)%

Security	Shares	Value
China — (0.8)%
Agricultural Bank of China, Ltd., Class H	(3,696,000)	$(1,493,406)
Bank of China, Ltd., Class H	(3,801,000)	(1,440,877)
China Construction Bank Corp., Class H	(2,229,000)	(1,494,888)
Industrial & Commercial Bank of China, Class H	(2,687,000)	(1,532,108)

Total Common Stocks (proceeds $5,702,134)		$(5,961,279)

Total Securities Sold Short (proceeds $34,663,778)		$(34,495,133)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2012 were $36,499,005 or 4.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/12	New Taiwan Dollar 61,405,000	United States Dollar 2,050,456	Australia and New Zealand Banking Group Limited	$2,309
8/7/12	New Taiwan Dollar 67,873,000	United States Dollar 2,266,437	Barclays Bank PLC	2,552
8/8/12	Chilean Peso 304,165,095	United States Dollar 619,481	Citibank NA	(10,018)
8/8/12	Euro 6,474,586	United States Dollar 8,146,065	Deutsche Bank	179,207
8/8/12	New Turkish Lira 2,745,665	United States Dollar 1,482,075	Deutsche Bank	(45,959)
8/8/12	New Turkish Lira 3,920,000	United States Dollar 2,125,971	JPMorgan Chase Bank	(55,610)
8/9/12	Serbian Dinar 115,500,000	Euro 978,150	Barclays Bank PLC	(1,731)
8/9/12	Serbian Dinar 265,000,000	Euro 2,246,715	JPMorgan Chase Bank	(928)
8/13/12	Euro 2,360,000	United States Dollar 2,895,083	Goldman Sachs International	(9,015)
8/13/12	Japanese Yen 659,000,000	United States Dollar 8,326,489	Goldman Sachs International	(109,634)
8/20/12	Chilean Peso 270,500,000	United States Dollar 551,197	Deutsche Bank	(7,619)
8/20/12	Euro 22,956,450	United States Dollar 28,074,361	Australia and New Zealand Banking Group Limited	(176,883)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/20/12	Euro 18,030,790	United States Dollar 22,059,589	Bank of America	$(129,914)
8/20/12	Euro 204,517	United States Dollar 251,760	State Street Bank and Trust Co.	73
8/20/12	Euro 5,972,660	United States Dollar 7,325,886	State Street Bank and Trust Co.	(24,339)
8/20/12	Mexican Peso 13,640,000	United States Dollar 995,165	BNP Paribas SA	(28,793)
8/20/12	New Taiwan Dollar 37,514,000	United States Dollar 1,256,582	Australia and New Zealand Banking Group Limited	4,037
8/20/12	New Taiwan Dollar 41,369,000	United States Dollar 1,385,710	Bank of America	4,452
8/20/12	New Taiwan Dollar 36,628,000	United States Dollar 1,226,904	Citibank NA	3,942
8/20/12	New Taiwan Dollar 32,778,000	United States Dollar 1,098,127	HSBC Bank USA	3,711
8/27/12	Chilean Peso 101,925,084	United States Dollar 206,055	Credit Suisse International	(4,287)
9/4/12	New Taiwan Dollar 70,608,000	United States Dollar 2,368,633	Barclays Bank PLC	8,345
9/4/12	New Taiwan Dollar 86,297,000	United States Dollar 2,895,290	Deutsche Bank	10,549
9/5/12	Chilean Peso 100,711,475	United States Dollar 207,439	State Street Bank and Trust Co.	(119)
9/7/12	Euro 1,570,000	United States Dollar 1,949,775	Bank of America	17,264
9/25/12	New Taiwan Dollar 47,349,000	United States Dollar 1,590,120	Australia and New Zealand Banking Group Limited	6,541
9/25/12	New Taiwan Dollar 48,517,000	United States Dollar 1,629,071	HSBC Bank USA	6,429
9/25/12	New Taiwan Dollar 51,068,000	United States Dollar 1,714,727	Nomura International PLC	6,767
10/3/12	New Zealand Dollar 11,316,941	United States Dollar 9,117,607	Goldman Sachs International	(9,323)
10/9/12	Croatian Kuna 2,950,740	Euro 381,973	Credit Suisse International	(11,907)
10/23/12	Croatian Kuna 7,734,000	Euro 996,393	Barclays Bank PLC	(35,994)
11/15/12	Euro 380,000	United States Dollar 515,728	Goldman Sachs International	47,539
11/23/12	Euro 173,000	United States Dollar 235,091	Credit Suisse International	21,917
11/29/12	Euro 422,000	United States Dollar 566,240	Standard Chartered Bank	46,196
1/24/13	Euro 410,000	United States Dollar 535,009	Standard Chartered Bank	29,336
1/31/13	Euro 225,000	United States Dollar 296,208	State Street Bank and Trust Co.	18,676
2/7/13	Euro 180,000	United States Dollar 239,142	Standard Chartered Bank	17,093

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	Euro 389,000	United States Dollar 520,997	Standard Chartered Bank	$40,971
3/8/13	Sri Lankan Rupee 18,920,000	United States Dollar 146,044	HSBC Bank USA	10,074
3/14/13	Euro 463,000	United States Dollar 605,664	Deutsche Bank	34,199
3/28/13	Euro 389,000	United States Dollar 520,548	JPMorgan Chase Bank	40,316
4/4/13	Euro 320,000	United States Dollar 427,867	Barclays Bank PLC	32,776

				$(66,802)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/12	Ugandan Shilling 726,570,800	United States Dollar 245,132	Standard Chartered Bank	$47,281
8/8/12	Philippine Peso 51,300,000	United States Dollar 1,219,831	JPMorgan Chase Bank	8,952
8/8/12	South African Rand 4,500,000	United States Dollar 530,604	Deutsche Bank	12,716
8/8/12	South African Rand 6,912,143	United States Dollar 824,140	Deutsche Bank	10,417
8/8/12	South African Rand 102,706,374	United States Dollar 12,281,044	Standard Bank	119,492
8/13/12	Indonesian Rupiah 11,053,000,000	United States Dollar 1,163,474	JPMorgan Chase Bank	4,508
8/13/12	Mexican Peso 55,694,625	United States Dollar 4,194,836	Deutsche Bank	(11,098)
8/13/12	Mexican Peso 655,065,037	United States Dollar 48,670,067	Toronto-Dominion Bank	537,928
8/13/12	Polish Zloty 3,383,265	Euro 783,000	Barclays Bank PLC	47,838
8/13/12	Polish Zloty 3,810,000	Euro 905,139	Barclays Bank PLC	25,105
8/13/12	Polish Zloty 5,664,022	Euro 1,340,153	Deutsche Bank	44,020
8/13/12	Polish Zloty 2,576,000	Euro 592,484	Goldman Sachs International	40,963
8/13/12	Polish Zloty 3,724,000	Euro 856,821	JPMorgan Chase Bank	58,854
8/13/12	Polish Zloty 5,664,022	Euro 1,340,438	JPMorgan Chase Bank	43,669
8/13/12	South Korean Won 1,112,902,000	United States Dollar 972,077	Deutsche Bank	12,828
8/13/12	South Korean Won 1,086,756,000	United States Dollar 949,215	Toronto-Dominion Bank	12,552
8/14/12	Philippine Peso 69,487,000	United States Dollar 1,617,444	Australia and New Zealand Banking Group Limited	46,825

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/14/12	Philippine Peso 69,487,000	United States Dollar 1,617,632	Bank of America	$46,637
8/14/12	Philippine Peso 73,486,000	United States Dollar 1,710,329	HSBC Bank USA	49,719
8/14/12	Philippine Peso 40,213,000	United States Dollar 953,728	JPMorgan Chase Bank	9,405
8/16/12	Hong Kong Dollar 8,152,179	United States Dollar 1,051,148	Citibank NA	154
8/16/12	Hong Kong Dollar 27,904,169	United States Dollar 3,598,913	Goldman Sachs International	(399)
8/16/12	Hong Kong Dollar 7,428,911	United States Dollar 957,828	Nomura International PLC	203
8/16/12	Hong Kong Dollar 778,461	United States Dollar 100,365	Nomura International PLC	25
8/16/12	South Korean Won 1,368,482,000	United States Dollar 1,187,022	JPMorgan Chase Bank	24,264
8/16/12	South Korean Won 1,518,944,000	United States Dollar 1,318,070	Standard Chartered Bank	26,394
8/16/12	Yuan Offshore Renminbi 18,218,000	United States Dollar 2,854,681	Barclays Bank PLC	2,046
8/16/12	Yuan Offshore Renminbi 16,355,000	United States Dollar 2,562,797	JPMorgan Chase Bank	1,796
8/16/12	Yuan Offshore Renminbi 18,638,000	United States Dollar 2,920,401	Nomura International PLC	2,184
8/20/12	Mexican Peso 31,800,000	United States Dollar 2,257,400	Standard Chartered Bank	129,832
8/20/12	Thai Baht 251,158,000	United States Dollar 7,939,746	Nomura International PLC	30,965
8/27/12	Polish Zloty 82,989,923	Euro 19,677,049	HSBC Bank USA	549,204
8/27/12	South Korean Won 1,042,566,000	United States Dollar 896,985	Australia and New Zealand Banking Group Limited	26,367
8/27/12	South Korean Won 1,156,950,000	United States Dollar 995,311	Barclays Bank PLC	29,345
8/29/12	South African Rand 31,204,124	United States Dollar 3,821,121	JPMorgan Chase Bank	(64,501)
8/31/12	Colombian Peso 1,178,600,000	United States Dollar 654,414	State Street Bank and Trust Co.	41
8/31/12	Norwegian Krone 22,382,941	Euro 2,993,704	Barclays Bank PLC	24,870
8/31/12	Norwegian Krone 22,382,941	Euro 2,994,173	Deutsche Bank	24,294
9/5/12	Brazilian Real 58,594,000	United States Dollar 28,613,146	State Street Bank and Trust Co.	(190,079)
9/11/12	Hong Kong Dollar 99,984,981	United States Dollar 12,891,308	Standard Chartered Bank	3,792
9/11/12	South Korean Won 2,352,711,000	United States Dollar 2,057,933	BNP Paribas SA	25,530
9/11/12	South Korean Won 2,600,289,000	United States Dollar 2,273,874	Nomura International PLC	28,833
9/11/12	Thai Baht 615,825,000	United States Dollar 19,488,133	HSBC Bank USA	24,561
9/12/12	Yuan Renminbi 11,458,000	United States Dollar 1,806,116	Barclays Bank PLC	1,486

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/12/12	Yuan Renminbi 11,741,000	United States Dollar 1,850,871	Citibank NA	$1,377
9/12/12	Yuan Renminbi 11,154,000	United States Dollar 1,758,335	Nomura International PLC	1,308
9/17/12	Polish Zloty 159,978,112	United States Dollar 46,251,153	State Street Bank and Trust Co.	1,373,145
9/17/12	Singapore Dollar 11,184,000	United States Dollar 8,834,821	Standard Chartered Bank	152,772
9/17/12	Yuan Renminbi 10,075,000	United States Dollar 1,587,789	BNP Paribas SA	1,274
9/17/12	Yuan Renminbi 7,995,000	United States Dollar 1,260,008	JPMorgan Chase Bank	991
9/20/12	Ugandan Shilling 1,612,000,000	United States Dollar 639,175	Barclays Bank PLC	(1,290)
9/24/12	Hungarian Forint 1,412,078,885	United States Dollar 6,068,238	State Street Bank and Trust Co.	52,206
9/25/12	Swedish Krona 20,263,000	Euro 2,391,902	Barclays Bank PLC	28,091
9/25/12	Swedish Krona 20,263,800	Euro 2,391,898	Deutsche Bank	28,214
9/26/12	Ugandan Shilling 841,000,000	United States Dollar 332,280	Citibank NA	(265)
9/27/12	Ugandan Shilling 689,000,000	United States Dollar 271,367	Barclays Bank PLC	534
9/28/12	Hong Kong Dollar 3,500,000	United States Dollar 451,246	Standard Chartered Bank	176
9/28/12	Ugandan Shilling 752,000,000	United States Dollar 296,647	Barclays Bank PLC	—
9/28/12	Ugandan Shilling 1,135,000,000	United States Dollar 449,149	Standard Chartered Bank	(1,417)
10/9/12	Croatian Kuna 4,537,036	Euro 601,729	Deutsche Bank	563
10/9/12	Croatian Kuna 6,147,704	Euro 811,685	JPMorgan Chase Bank	5,270
10/10/12	Malaysian Ringgit 6,866,000	United States Dollar 2,155,527	HSBC Bank USA	35,010
10/16/12	Russian Ruble 215,394,000	United States Dollar 6,484,841	BNP Paribas SA	116,363
10/22/12	Malaysian Ringgit 184,051,000	United States Dollar 58,014,500	Nomura International PLC	667,657
10/25/12	Ugandan Shilling 795,760,000	United States Dollar 312,185	Barclays Bank PLC	(3,174)
10/25/12	Ugandan Shilling 690,620,000	United States Dollar 203,375	Standard Chartered Bank	64,808
10/29/12	Ugandan Shilling 843,108,000	United States Dollar 270,270	Citibank NA	56,328
10/29/12	Ugandan Shilling 848,592,000	United States Dollar 268,919	Standard Chartered Bank	59,804
10/30/12	Yuan Renminbi 3,548,809	United States Dollar 557,367	HSBC Bank USA	1,039
10/30/12	Yuan Renminbi 2,992,541	United States Dollar 469,964	Standard Chartered Bank	913
10/31/12	Ugandan Shilling 622,159,200	United States Dollar 201,216	Standard Bank	39,499

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	$(23,145)
12/14/12	Hungarian Forint 68,091,500	United States Dollar 286,039	Goldman Sachs International	5,994

				$4,533,863

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/12	89 Hang Seng H-Shares	Long	$5,302,332	$5,534,166	$231,834
9/12	68 Dow Jones Euro Stoxx 50 Index	Short	(1,773,744)	(1,947,772)	(174,028)
9/12	80 Euro-Bobl	Short	(12,513,809)	(12,574,685)	(60,876)
9/12	16 Euro-Schatz	Short	(2,178,890)	(2,184,107)	(5,217)
9/12	8 Japan 10-Year Bond	Short	(14,671,360)	(14,746,624)	(75,264)
9/12	24 U.S. 10-Year Treasury Note	Short	(3,208,510)	(3,231,751)	(23,241)
10/12	22 Platinum	Long	1,614,520	1,558,590	(55,930)

					$(162,722)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

•	Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	MXN	26,000	Pays	Mexican Interbank Deposit Rate	6.46%	9/24/20	$135,651
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	108,682
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	71
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	64,898
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	189,602
Barclays Bank PLC	MXN	48,400	Pays	Mexican Interbank Deposit Rate	7.11	5/21/21	418,491
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	47,572
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	127,578
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	242,590
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	193,849
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	39,663

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02%	7/30/14	$45,121
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	314,353
Barclays Bank PLC	PLN	6,570	Pays	6-month PLN WIBOR	4.43	7/27/17	7,983
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	(682)
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	42,214
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	71,731
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	28,807
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	457,445
Citibank NA	MXN	50,000	Pays	Mexican Interbank Deposit Rate	9.08	8/6/13	174,635
Citibank NA	MXN	48,000	Pays	Mexican Interbank Deposit Rate	6.86	11/10/20	345,664
Citibank NA	MYR	37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	30,053
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	175,974
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	38
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	(585)
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	32,903
Credit Suisse International	MXN	42,000	Pays	Mexican Interbank Deposit Rate	6.24	7/31/15	130,560
Credit Suisse International	MXN	45,000	Pays	Mexican Interbank Deposit Rate	5.84	10/1/15	103,448
Credit Suisse International	MXN	41,500	Pays	Mexican Interbank Deposit Rate	6.36	10/23/20	195,074
Deutsche Bank	BRL	19,700	Pays	Brazilian Interbank Deposit Rate	10.02	7/1/15	431,942
Deutsche Bank	MXN	85,500	Pays	Mexican Interbank Deposit Rate	6.38	6/17/16	343,286
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	279,719
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	8,783
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	31,347
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	197
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	1,898
Deutsche Bank	PLN	13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	186,596
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	209
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	252,209
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	262,271
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07	7/7/21	426,984
HSBC Bank USA	MXN	44,030	Pays	Mexican Interbank Deposit Rate	7.28	12/23/20	416,774
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(40,681)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	33,585
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	141,479
JPMorgan Chase Bank	BRL	41,183	Pays	Brazilian Interbank Deposit Rate	9.63	1/2/14	564,915
JPMorgan Chase Bank	BRL	11,100	Pays	Brazilian Interbank Deposit Rate	9.19	1/2/17	52,542

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	MXN	50,500	Pays	Mexican Interbank Deposit Rate	5.31%	9/19/12	$3,092
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	53,822
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	113,186
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	121,535
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	289,964
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	257,262
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	162,161
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	386,250
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	25,564
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	492,797
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexican Interbank Deposit Rate	4.82	9/4/14	16,695
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexican Interbank Deposit Rate	7.95	12/3/31	371,715
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	442,088
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	824,789
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	278,712
Standard Bank	ZAR	32,700	Pays	3-month JIBAR	7.12	6/27/22	169,712
Standard Chartered Bank	BRL	19,000	Pays	Brazilian Interbank Deposit Rate	12.12	1/2/13	424,329

							$11,551,111

BRL	-	Brazilian Real

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$667	5.00	%(1)	6/20/13	6.61%	$(5,395)	$(5,140)	$(10,535)
Argentina	Bank of America	760	5.00	(1)	6/20/13	6.61	(6,145)	(4,438)	(10,583)
Argentina	Bank of America	695	5.00	(1)	6/20/13	6.61	(5,618)	(5,527)	(11,145)
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	6.61	(12,291)	(8,619)	(20,910)
Argentina	Bank of America	4,959	5.00	(1)	6/20/13	6.61	(40,097)	(12,329)	(52,426)
Argentina	Credit Suisse International	379	5.00	(1)	6/20/13	6.61	(3,065)	(1,575)	(4,640)
Argentina	Credit Suisse International	826	5.00	(1)	6/20/13	6.61	(6,678)	(2,054)	(8,732)
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	6.61	(5,935)	(4,297)	(10,232)
Argentina	Credit Suisse International	763	5.00	(1)	6/20/13	6.61	(6,170)	(4,467)	(10,637)
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	6.61	(5,401)	(3,909)	(9,310)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	6.61	(5,935)	(4,297)	(10,232)
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	6.61	(5,618)	(5,528)	(11,146)
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	6.61	(12,129)	(8,166)	(20,295)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Bank of America	$2,220	1.00	%(1)	9/20/17	1.64%	$(67,171)	$103,909	$36,738
Poland	Bank of America	1,210	1.00	(1)	9/20/17	1.64	(36,611)	38,064	1,453
Poland	Barclays Bank PLC	800	1.00	(1)	9/20/17	1.64	(24,206)	41,832	17,626
Poland	Barclays Bank PLC	630	1.00	(1)	9/20/17	1.64	(19,062)	19,520	458
Poland	Credit Suisse International	1,330	1.00	(1)	9/20/17	1.64	(40,242)	66,533	26,291
Poland	Deutsche Bank	100	1.00	(1)	9/20/17	1.64	(3,026)	5,366	2,340
Poland	Deutsche Bank	300	1.00	(1)	6/20/22	2.08	(27,310)	50,571	23,261
Poland	Goldman Sachs International	730	1.00	(1)	9/20/17	1.64	(22,534)	22,120	(414)
Poland	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	1.64	(12,965)	13,423	458
Poland	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	1.64	(14,817)	14,886	69
South Africa	Bank of America	775	1.00	(1)	12/20/15	0.89	3,889	4,233	8,122
South Africa	Bank of America	525	1.00	(1)	12/20/15	0.89	2,635	3,005	5,640
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.32	(37,764)	87,580	49,816
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.32	(6,537)	11,758	5,221
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.89	3,764	4,767	8,531
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.89	2,835	3,622	6,457
South Africa	BNP Paribas SA	750	1.00	(1)	9/20/17	1.32	(10,894)	20,308	9,414
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.89	4,215	11,985	16,200
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.89	3,964	5,520	9,484
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.89	3,889	4,975	8,864
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.32	(18,882)	47,446	28,564
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	0.81	3,575	7,482	11,057
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	0.89	3,060	3,911	6,971
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.32	(29,049)	67,369	38,320
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.32	(11,765)	30,306	18,541
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.89	4,114	5,730	9,844
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.89	4,089	5,484	9,573
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.32	(7,408)	18,128	10,720
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	0.81	10,726	13,671	24,397
Markit CDX North America High Yield Index	Citibank NA	1,950	5.00	(1)	6/20/17	5.67	(41,356)	68,977	27,621
Markit CDX North America High Yield Index	Deutsche Bank	2,158	5.00	(1)	6/20/17	5.67	(45,764)	132,374	86,610
Markit CDX North America High Yield Index	JPMorgan Chase Bank	1,574	5.00	(1)	6/20/17	5.67	(33,379)	97,507	64,128

							$(580,464)	$962,016	$381,552

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(964)	$—	$(964)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(3,969)	—	(3,969)
Brazil	Bank of America	825	1.00	(1)	6/20/20	36,251	(30,103)	6,148
Brazil	Bank of America	350	1.00	(1)	6/20/20	15,379	(10,121)	5,258
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	141,408	(77,531)	63,877
Brazil	Bank of America	883	1.00	(1)	12/20/20	43,057	(27,600)	15,457
Brazil	Bank of America	387	1.00	(1)	12/20/20	18,871	(11,832)	7,039
Brazil	Bank of America	120	1.00	(1)	12/20/20	5,852	(3,510)	2,342
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(5,164)	—	(5,164)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	37,546	(24,629)	12,917
Brazil	Citibank NA	190	1.00	(1)	12/20/20	9,264	(5,622)	3,642
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	78,018	(31,920)	46,098
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	9,265	(6,272)	2,993
Brazil	Goldman Sachs International	3,300	1.00	(1)	9/20/22	212,947	(301,682)	(88,735)
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	7,802	(4,735)	3,067
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	39,009	(19,934)	19,075
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	7,315	(4,439)	2,876
China	Bank of America	1,000	1.00	(1)	3/20/17	(1,505)	(27,680)	(29,185)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(2,479)	(41,513)	(43,992)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(1,057)	(16,830)	(17,887)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(2,096)	(33,348)	(35,444)
Colombia	Bank of America	950	1.00	(1)	9/20/21	39,466	(38,982)	484
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	18,914	(23,059)	(4,145)
Colombia	Citibank NA	500	1.00	(1)	6/20/22	23,643	(39,111)	(15,468)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	18,914	(26,301)	(7,387)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	9,450	(45,240)	(35,790)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	30,742	(29,831)	911
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	23,643	(39,111)	(15,468)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	5,161	(25,050)	(19,889)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	87,241	(82,761)	4,480
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	45,698	(45,137)	561
Egypt	Bank of America	550	1.00	(1)	9/20/15	66,933	(16,520)	50,413
Egypt	Citibank NA	650	1.00	(1)	12/20/15	86,459	(29,620)	56,839
Egypt	Citibank NA	100	1.00	(1)	6/20/20	28,634	(8,744)	19,890
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	144,320	(49,446)	94,874
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	49,880	(16,009)	33,871
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	27,765	(5,815)	21,950
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	15,212	(4,817)	10,395
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	186,217	(47,864)	138,353
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	123,702	(38,551)	85,151

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Deutsche Bank	$100	1.00	%(1)	6/20/20	$28,634	$(8,797)	$19,837
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	14,317	(4,393)	9,924
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	29,543	(28,621)	922
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	72,402	(82,496)	(10,094)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	72,402	(83,468)	(11,066)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	11,900	(7,348)	4,552
Lebanon	Citibank NA	250	3.30		9/20/14	(2,312)	—	(2,312)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	11,901	(7,459)	4,442
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	8,925	(5,400)	3,525
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	5,950	(3,674)	2,276
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	20,790	(11,151)	9,639
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	6,930	(3,739)	3,191
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	98,530	(57,708)	40,822
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	82,765	(50,811)	31,954
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	34,485	(20,153)	14,332
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	6,930	(3,451)	3,479
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	112,323	(68,313)	44,010
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	85,228	(52,048)	33,180
Mexico	Bank of America	300	1.00	(1)	6/20/22	13,529	(19,202)	(5,673)
Mexico	Bank of America	680	1.00	(1)	6/20/22	30,665	(49,453)	(18,788)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	13,528	(19,437)	(5,909)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	15,783	(25,180)	(9,397)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	31,567	(47,132)	(15,565)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	21,646	(37,324)	(15,678)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	18,038	(25,919)	(7,881)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	22,547	(39,072)	(16,525)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(5,627)	(10,282)	(15,909)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,403)	—	(3,403)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(1,726)	(2,173)	(3,899)
Philippines	Citibank NA	200	1.84		12/20/14	(6,756)	—	(6,756)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(1,823)	(2,494)	(4,317)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(6,592)	(9,747)	(16,339)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(1,726)	(2,173)	(3,899)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(25,116)	(62,175)	(87,291)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	42,445	(46,612)	(4,167)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	77,874	(121,232)	(43,358)
Russia	Barclays Bank PLC	630	1.00	(1)	9/20/17	22,099	(23,678)	(1,579)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	28,063	(46,570)	(18,507)
Russia	Citibank NA	730	1.00	(1)	9/20/17	25,581	(26,089)	(508)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	46,654	(73,229)	(26,575)
Russia	Deutsche Bank	100	1.00	(1)	9/20/17	3,508	(5,821)	(2,313)
Russia	Deutsche Bank	300	1.00	(1)	6/20/22	30,582	(52,745)	(22,163)
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	14,718	(15,208)	(490)
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	16,820	(17,606)	(786)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$300	1.00	%(1)	12/20/19	$12,349	$(10,279)	$2,070
South Africa	Bank of America	775	1.00	(1)	12/20/20	40,308	(25,040)	15,268
South Africa	Bank of America	525	1.00	(1)	12/20/20	27,306	(18,606)	8,700
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	180,568	(260,200)	(79,632)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	12,349	(11,882)	467
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,392	(3,051)	1,341
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	39,008	(25,589)	13,419
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	29,386	(18,187)	11,199
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	34,725	(42,963)	(8,238)
South Africa	BNP Paribas SA	500	1.00	(1)	9/20/22	34,726	(44,143)	(9,417)
South Africa	Citibank NA	150	1.00	(1)	12/20/19	6,175	(6,755)	(580)
South Africa	Citibank NA	100	1.00	(1)	3/20/20	4,391	(4,761)	(370)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,392	(3,346)	1,046
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,392	(4,070)	322
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	40,308	(26,623)	13,685
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	41,088	(28,518)	12,570
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	43,689	(37,269)	6,420
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	90,284	(135,092)	(44,808)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	24,686	(23,137)	1,549
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	31,727	(20,464)	11,263
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	56,254	(80,910)	(24,656)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	138,899	(198,921)	(60,022)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	42,388	(27,893)	14,495
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	42,648	(28,519)	14,129
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	35,419	(49,370)	(13,951)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,117	(4,696)	(579)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	4,116	(5,635)	(1,519)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,392	(3,287)	1,105
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,391	(3,404)	987
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	4,392	(4,705)	(313)
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	38,121	(13,261)	24,860
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	162,028	(59,761)	102,267
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	159,713	(60,016)	99,697
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	69,441	(25,706)	43,735
Spain	Citibank NA	300	1.00	(1)	3/20/20	66,472	(6,279)	60,193
Spain	Citibank NA	300	1.00	(1)	3/20/20	66,472	(12,931)	53,541
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	66,472	(5,929)	60,543
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	66,472	(12,931)	53,541
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	123,728	(30,725)	93,003
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	755,738	(243,551)	512,187
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	155,085	(58,277)	96,808

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Goldman Sachs International		$193	1.00	%(1)	9/20/20	$44,057	$(15,653)	$28,404
Thailand	Barclays Bank PLC		400	0.97		9/20/19	15,027	—	15,027
Thailand	Citibank NA		400	0.86		12/20/14	(1,777)	—	(1,777)
Thailand	Citibank NA		200	0.95		9/20/19	7,780	—	7,780
Thailand	Goldman Sachs International		1,500	1.00	(1)	3/20/16	(748)	(9,091)	(9,839)
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	(938)	—	(938)
Tunisia	Barclays Bank PLC		350	1.00	(1)	9/20/17	29,229	(33,048)	(3,819)
Tunisia	Citibank NA		400	1.00	(1)	9/20/17	33,405	(39,580)	(6,175)
Tunisia	Deutsche Bank		600	1.00	(1)	6/20/17	47,071	(46,421)	650
Tunisia	Deutsche Bank		460	1.00	(1)	6/20/17	36,087	(37,566)	(1,479)
Tunisia	Goldman Sachs International		400	1.00	(1)	9/20/17	33,405	(34,050)	(645)
Tunisia	Goldman Sachs International		320	1.00	(1)	9/20/17	26,722	(28,072)	(1,350)
Tunisia	Goldman Sachs International		300	1.00	(1)	9/20/17	25,053	(27,685)	(2,632)
Uruguay	Citibank NA		100	1.00	(1)	6/20/20	7,044	(6,019)	1,025
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	7,044	(5,878)	1,166
Venezuela	Barclays Bank PLC		560	5.00	(1)	12/20/21	122,472	(127,299)	(4,827)
Venezuela	Barclays Bank PLC		300	5.00	(1)	12/20/21	65,610	(73,895)	(8,285)
Venezuela	Barclays Bank PLC		400	5.00	(1)	12/20/21	87,481	(96,721)	(9,240)
Venezuela	Barclays Bank PLC		592	5.00	(1)	12/20/21	129,471	(138,791)	(9,320)
Venezuela	Barclays Bank PLC		400	5.00	(1)	12/20/21	87,481	(97,810)	(10,329)
Venezuela	Barclays Bank PLC		584	5.00	(1)	12/20/21	127,722	(145,325)	(17,603)
Venezuela	Deutsche Bank		843	5.00	(1)	12/20/21	184,366	(196,410)	(12,044)
Citigroup, Inc.	Bank of America		490	1.00	(1)	9/20/20	51,899	(25,231)	26,668
Citigroup, Inc.	JPMorgan Chase Bank		490	1.00	(1)	9/20/20	51,898	(26,705)	25,193
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	920	1.00	(1)	6/20/17	77,929	(45,077)	32,852
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	1,590	5.00	(1)	6/20/17	(73,111)	164,952	91,841

							$6,795,951	$(5,348,910)	$1,447,041

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $46,487,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Principal Amount		Premiums Received
Outstanding, beginning of period	INR	—	$—
Options written		476,700,000	197,404

Outstanding, end of period	INR	476,700,000	$197,404

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance return and to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance return, to hedge against fluctuations in currency exchange rates, and/or as a substitute for the purchase or sale of securities or currencies. The Portfolio also purchases and sells currency options to enhance return.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(55,930)

		$—	$(55,930)

Credit	Credit Default Swaps	$6,995,595	$(780,108)

		$6,995,595	$(780,108)

Equity Price	Futures Contracts*	$231,834	$(174,028)
Equity Price	Put Options Purchased	9,804	—

		$241,638	$(174,028)

Foreign Exchange	Currency Options Purchased	$318,087	$—
Foreign Exchange	Currency Options Written	—	(154,139)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,424,502	(957,441)

		$5,742,589	$(1,111,580)

Interest Rate	Futures Contracts*	$—	$(164,598)
Interest Rate	Interest Rate Swaps	11,593,059	(41,948)

		$11,593,059	$(206,546)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$771,455,875

Gross unrealized appreciation	$20,689,980
Gross unrealized depreciation	(49,185,113)

Net unrealized depreciation	$(28,495,133)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$593,544,388	$—	$593,544,388
Common Stocks	—	2,053,867 *	—	2,053,867
Precious Metals	6,772,854	—	—	6,772,854
Currency Call Options Purchased	—	228,865	—	228,865
Currency Put Options Purchased		89,222		89,222
Put Options Purchased	—	9,804	—	9,804
Short-Term Investments -
Foreign Government Securities	—	54,354,834	—	54,354,834
U.S. Treasury Obligations	—	17,898,667	—	17,898,667
Repurchase Agreements	—	28,748,247	—	28,748,247
Other	—	39,259,994	—	39,259,994
Total Investments	$6,772,854	$736,187,888	$—	$742,960,742
Forward Foreign Currency Exchange Contracts	$—	$5,424,502	$—	$5,424,502
Swap Contracts	—	18,588,654	—	18,588,654
Futures Contracts	231,834	—	—	231,834
Total	$7,004,688	$760,201,044	$—	$767,205,732

Liability Description
Currency Put Options Written	$—	$(154,139)	$—	$(154,139)
Securities Sold Short	—	(34,495,133)	—	(34,495,133)
Forward Foreign Currency Exchange Contracts	—	(957,441)	—	(957,441)
Swap Contracts	—	(822,056)	—	(822,056)
Futures Contracts	(394,556)	—	—	(394,556)
Total	$(394,556)	$(36,428,769)	$—	$(36,823,325)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012